SCHEDULE OF CONCENTRATIONS OF RISK (Details) - Revenue from Contract with Customer Benchmark [Member] - Supplier Concentration Risk [Member] - USD ($) $ in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022
Vendor A [Member]
Concentration Risk [Line Items]
Concentration of credit risk	6.40%	4.30%	4.30%
Accounts payable
Vendor B [Member]
Concentration Risk [Line Items]
Concentration of credit risk	3.20%	8.50%	10.80%
Accounts payable	$ 10	$ 61	$ 60